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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-22025

ING Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Retirement Solution 2020 Fund
ING Retirement Solution 2025 Fund
ING Retirement Solution 2030 Fund
ING Retirement Solution 2035 Fund
ING Retirement Solution 2040 Fund
ING Retirement Solution 2045 Fund
ING Retirement Solution 2050 Fund
ING Retirement Solution 2055 Fund
ING Retirement Solution Income Fund

ING Retirement Solution 2020 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.8%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
37	iShares Barclays Aggregate Bond Fund	4,101	8.0
29	iShares Barclays TIPS Bond Fund	3,509	6.8
5	Pimco Total Return ETF	548	1.1
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $9,706)	9,658	18.8

MUTUAL FUNDS: 81.2%
	Affiliated Investment Companies: 81.2%
404	ING Core Equity Research Fund - Class I	5,701	11.2
88	ING Emerging Markets Equity Fund - Class I	1,018	2.0
267	ING Global Bond Fund - Class I	3,042	5.9
438	ING High Yield Bond Fund - Class I	3,618	7.1
358	ING Intermediate Bond Fund - Class I	3,613	7.0
457	ING International Core Fund - Class I	4,509	8.8
403	ING Large Cap Growth Fund - Class I	4,388	8.6
372	ING Large Cap Value Fund - Class I	4,409	8.6
112	ING MidCap Opportunities Fund - Class I	2,580	5.0
196	ING MidCap Value Fund - Class I	2,582	5.0
57	ING Real Estate Fund Class I	1,027	2.0
307	ING Short Term Bond Fund Class - I	3,077	6.0
134	ING Small Company Fund - Class I	2,074	4.0

	Total Mutual Funds
	(Cost $40,584)	41,638	81.2

	Total Investments in Securities (Cost $50,290)	$ 51,296	100.0
	Assets in Excess of Other Liabilities	6	–
	Net Assets	$ 51,302	100.0

Cost for federal income tax purposes is $50,294.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,178
Gross Unrealized Depreciation	(176)
Net Unrealized Appreciation	$1,002

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,658	$—	$—	$9,658
Mutual Funds	41,638	—	—	41,638
Total Investments, at fair value	$51,296	$—	$—	$51,296

ING Retirement Solution 2025 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.0%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
28	iShares Barclays Aggregate Bond Fund	3,102	6.0
9	iShares MSCI EAFE Index Fund	524	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
19	iShares S&P 500 Index Fund/US	2,897	5.6
7	Pimco Total Return ETF	767	1.5
13	SPDR Barclays Capital High Yield Bond ETF	531	1.1

	Total Exchange-Traded Funds
	(Cost $9,665)	9,784	19.0

MUTUAL FUNDS: 81.0%
	Affiliated Investment Companies: 81.0%
202	ING Core Equity Research Fund - Class I	2,852	5.5
177	ING Emerging Markets Equity Fund - Class I	2,043	4.0
267	ING Global Bond Fund - Class I	3,049	5.9
438	ING High Yield Bond Fund - Class I	3,624	7.0
231	ING Intermediate Bond Fund - Class I	2,330	4.5
560	ING International Core Fund - Class I	5,523	10.8
451	ING Large Cap Growth Fund - Class I	4,917	9.6
416	ING Large Cap Value Fund - Class I	4,929	9.7
135	ING MidCap Opportunities Fund - Class I	3,105	6.0
236	ING MidCap Value Fund - Class I	3,109	6.0
57	ING Real Estate Fund Class I	1,025	2.0
308	ING Short Term Bond Fund Class - I	3,084	6.0
135	ING Small Company Fund - Class I	2,081	4.0

	Total Mutual Funds
	(Cost $40,576)	41,671	81.0

	Total Investments in Securities (Cost $50,241)	$ 51,455	100.0
	Assets in Excess of Other Liabilities	14	–
	Net Assets	$ 51,469	100.0

Cost for federal income tax purposes is $50,244.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,356
Gross Unrealized Depreciation	(145)
Net Unrealized Appreciation	$1,211

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,784	$—	$—	$9,784
Mutual Funds	41,671	—	—	41,671
Total Investments, at fair value	$51,455	$—	$—	$51,455

ING Retirement Solution 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.6%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
21	iShares Barclays Aggregate Bond Fund	2,327	4.5
9	iShares MSCI EAFE Index Fund	523	1.1
23	iShares MSCI Emerging Markets Index Fund	994	1.9
21	iShares S&P 500 Index Fund/US	3,202	6.2
10	Pimco Total Return ETF	1,095	2.1
12	SPDR Barclays Capital High Yield Bond ETF	491	0.9

	Total Exchange-Traded Funds
	(Cost $9,461)	9,601	18.6

MUTUAL FUNDS: 81.4%
	Affiliated Investment Companies: 81.4%
222	ING Core Equity Research Fund - Class I	3,134	6.1
222	ING Emerging Markets Equity Fund - Class I	2,563	5.0
441	ING High Yield Bond Fund - Class I	3,647	7.1
116	ING Intermediate Bond Fund - Class I	1,172	2.3
615	ING International Core Fund - Class I	6,059	11.7
597	ING Large Cap Growth Fund - Class I	6,508	12.6
551	ING Large Cap Value Fund - Class I	6,530	12.6
136	ING MidCap Opportunities Fund - Class I	3,121	6.0
237	ING MidCap Value Fund - Class I	3,120	6.0
58	ING Real Estate Fund Class I	1,035	2.0
310	ING Short Term Bond Fund Class - I	3,101	6.0
135	ING Small Company Fund - Class I	2,088	4.0

	Total Mutual Funds
	(Cost $40,731)	42,078	81.4

	Total Investments in Securities (Cost $50,192)	$ 51,679	100.0
	Assets in Excess of Other Liabilities	7	–
	Net Assets	$ 51,686	100.0

Cost for federal income tax purposes is $50,195.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,543
Gross Unrealized Depreciation	(59)
Net Unrealized Appreciation	$1,484

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,601	$—	$—	$9,601
Mutual Funds	42,078	—	—	42,078
Total Investments, at fair value	$51,679	$—	$—	$51,679

ING Retirement Solution 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
12	iShares Barclays Aggregate Bond Fund	1,330	2.6
9	iShares MSCI EAFE Index Fund	523	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
22	iShares S&P 500 Index Fund/US	3,354	6.5
6	Pimco Total Return ETF	657	1.3
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $8,214)	8,358	16.2

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
241	ING Core Equity Research Fund - Class I	3,398	6.6
311	ING Emerging Markets Equity Fund - Class I	3,598	7.0
441	ING High Yield Bond Fund - Class I	3,651	7.1
65	ING Intermediate Bond Fund - Class I	653	1.3
821	ING International Core Fund - Class I	8,091	15.6
622	ING Large Cap Growth Fund - Class I	6,779	13.1
573	ING Large Cap Value Fund - Class I	6,799	13.1
136	ING MidCap Opportunities Fund - Class I	3,126	6.0
238	ING MidCap Value Fund - Class I	3,129	6.0
58	ING Real Estate Fund Class I	1,035	2.0
103	ING Short Term Bond Fund Class - I	1,035	2.0
136	ING Small Company Fund - Class I	2,094	4.0

	Total Mutual Funds
	(Cost $41,950)	43,388	83.8

	Total Investments in Securities (Cost $50,164)	$ 51,746	100.0
	Assets in Excess of Other Liabilities	11	–
	Net Assets	$ 51,757	100.0

Cost for federal income tax purposes is $50,169.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,628
Gross Unrealized Depreciation	(51)
Net Unrealized Appreciation	$1,577

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,358	$—	$—	$8,358
Mutual Funds	43,388	—	—	43,388
Total Investments, at fair value	$51,746	$—	$—	$51,746

ING Retirement Solution 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.8%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
9	iShares Barclays Aggregate Bond Fund	997	1.9
9	iShares MSCI EAFE Index Fund	524	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
24	iShares S&P 500 Index Fund/US	3,658	7.0
5	Pimco Total Return ETF	548	1.1
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $8,062)	8,221	15.8

MUTUAL FUNDS: 84.2%
	Affiliated Investment Companies: 84.2%
260	ING Core Equity Research Fund - Class I	3,673	7.1
312	ING Emerging Markets Equity Fund - Class I	3,606	6.9
253	ING High Yield Bond Fund - Class I	2,093	4.0
52	ING Intermediate Bond Fund - Class I	523	1.0
823	ING International Core Fund - Class I	8,116	15.7
696	ING Large Cap Growth Fund - Class I	7,585	14.6
642	ING Large Cap Value Fund - Class I	7,609	14.8
148	ING MidCap Opportunities Fund - Class I	3,396	6.5
258	ING MidCap Value Fund - Class I	3,397	6.5
58	ING Real Estate Fund Class I	1,040	2.0
170	ING Small Company Fund - Class I	2,623	5.1

	Total Mutual Funds
	(Cost $42,090)	43,661	84.2

	Total Investments in Securities (Cost $50,152)	$ 51,882	100.0
	Assets in Excess of Other Liabilities	4	–
	Net Assets	$ 51,886	100.0

Cost for federal income tax purposes is $50,153.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,775
Gross Unrealized Depreciation	(46)
Net Unrealized Appreciation	$1,729

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,221	$—	$—	$8,221
Mutual Funds	43,661	—	—	43,661
Total Investments, at fair value	$51,882	$—	$—	$51,882

ING Retirement Solution 2045 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
5	iShares Barclays Aggregate Bond Fund	554	1.1
9	iShares MSCI EAFE Index Fund	524	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
26	iShares S&P 500 Index Fund/US	3,963	7.6
2	Pimco Total Return ETF	219	0.4
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $7,579)	7,754	14.9

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 85.1%
278	ING Core Equity Research Fund - Class I	3,930	7.6
312	ING Emerging Markets Equity Fund - Class I	3,613	7.0
126	ING High Yield Bond Fund - Class I	1,046	2.0
26	ING Intermediate Bond Fund - Class I	261	0.5
927	ING International Core Fund - Class I	9,137	17.6
720	ING Large Cap Growth Fund - Class I	7,852	15.1
663	ING Large Cap Value Fund - Class I	7,865	15.1
148	ING MidCap Opportunities Fund - Class I	3,399	6.5
259	ING MidCap Value Fund - Class I	3,404	6.6
58	ING Real Estate Fund Class I	1,036	2.0
170	ING Small Company Fund - Class I	2,628	5.1

	Total Mutual Funds
	(Cost $42,551)	44,171	85.1

	Total Investments in Securities (Cost $50,130)	$ 51,925	100.0
	Liabilities in Excess of Other Assets	(1)	–
	Net Assets	$ 51,924	100.0

Cost for federal income tax purposes is $50,134.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,832
Gross Unrealized Depreciation	(41)
Net Unrealized Appreciation	$1,791

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,754	$—	$—	$7,754
Mutual Funds	44,171	—	—	44,171
Total Investments, at fair value	$51,925	$—	$—	$51,925

ING Retirement Solution 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
5	iShares Barclays Aggregate Bond Fund	554	1.1
9	iShares MSCI EAFE Index Fund	524	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
26	iShares S&P 500 Index Fund/US	3,963	7.6
2	Pimco Total Return ETF	219	0.4
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $7,579)	7,754	14.9

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 85.1%
278	ING Core Equity Research Fund - Class I	3,930	7.6
312	ING Emerging Markets Equity Fund - Class I	3,613	7.0
126	ING High Yield Bond Fund - Class I	1,046	2.0
26	ING Intermediate Bond Fund - Class I	261	0.5
927	ING International Core Fund - Class I	9,137	17.6
720	ING Large Cap Growth Fund - Class I	7,852	15.1
663	ING Large Cap Value Fund - Class I	7,865	15 .1
148	ING MidCap Opportunities Fund - Class I	3,399	6.5
259	ING MidCap Value Fund - Class I	3,404	6.6
58	ING Real Estate Fund Class I	1,036	2.0
170	ING Small Company Fund - Class I	2,628	5.1

	Total Mutual Funds
	(Cost $42,551)	44,171	85.1

	Total Investments in Securities (Cost $50,130)	$ 51,925	100.0
	Liabilities in Excess of Other Assets	(1)	–
	Net Assets	$ 51,924	100.0

Cost for federal income tax purposes is $50,134.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,832
Gross Unrealized Depreciation	(41)
Net Unrealized Appreciation	$1,791

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$7,754	$—	$—	$7,754
Affiliated Investment Companies	44,171	—	—	44,171
Total Investments, at fair value	$51,925	$—	$—	$51,925

ING Retirement Solution 2055 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.9%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
5	iShares Barclays Aggregate Bond Fund	554	1.1
9	iShares MSCI EAFE Index Fund	524	1.0
23	iShares MSCI Emerging Markets Index Fund	994	1.9
26	iShares S&P 500 Index Fund/US	3,963	7.6
2	Pimco Total Return ETF	219	0.4
13	SPDR Barclays Capital High Yield Bond ETF	531	1.0

	Total Exchange-Traded Funds
	(Cost $7,579)	7,754	14.9

MUTUAL FUNDS: 85.1%
	Affiliated Investment Companies: 85.1%
278	ING Core Equity Research Fund - Class I	3,930	7.6
312	ING Emerging Markets Equity Fund - Class I	3,613	7.0
126	ING High Yield Bond Fund - Class I	1,046	2.0
26	ING Intermediate Bond Fund - Class I	261	0.5
927	ING International Core Fund - Class I	9,137	17.6
720	ING Large Cap Growth Fund - Class I	7,852	15.1
663	ING Large Cap Value Fund - Class I	7,865	15.1
148	ING MidCap Opportunities Fund - Class I	3,399	6.5
259	ING MidCap Value Fund - Class I	3,404	6.6
58	ING Real Estate Fund Class I	1,036	2.0
170	ING Small Company Fund - Class I	2,628	5.1

	Total Mutual Funds
	(Cost $42,551)	44,171	85.1

	Total Investments in Securities (Cost $50,130)	$ 51,925	100.0
	Liabilities in Excess of Other Assets	(1)	–
	Net Assets	$ 51,924	100.0

Cost for federal income tax purposes is $50,134.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,832
Gross Unrealized Depreciation	(41)
Net Unrealized Appreciation	$1,791

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$7,754	$—	$—	$7,754
Affiliated Investment Companies	44,171	—	—	44,171
Total Investments, at fair value	$51,925	$—	$—	$51,925

ING Retirement Solution Income Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2013 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.7%
24	iPath Dow Jones-UBS Commodity Index Total Return ETN	969	1.9
41	iShares Barclays Aggregate Bond Fund	4,544	8.9
29	iShares Barclays TIPS Bond Fund	3,509	6.9
12	SPDR Barclays Capital High Yield Bond ETF	491	1.0

	Total Exchange-Traded Funds
	(Cost $9,564)	9,513	18.7

MUTUAL FUNDS: 81.0%
	Affiliated Investment Companies: 81.0%
326	ING Core Equity Research Fund - Class I	4,604	9.0
87	ING Emerging Markets Equity Fund - Class I	1,008	2.0
264	ING Global Bond Fund - Class I	3,008	5.9
432	ING High Yield Bond Fund - Class I	3,576	7.0
1,367	ING Intermediate Bond Fund - Class I	13,790	27.2
151	ING International Core Fund - Class I	1,486	2.9
257	ING Large Cap Growth Fund - Class I	2,804	5.5
238	ING Large Cap Value Fund - Class I	2,821	5.5
67	ING MidCap Opportunities Fund - Class I	1,532	3.0
117	ING MidCap Value Fund - Class I	1,534	3.0
56	ING Real Estate Fund Class I	1,011	2.0
405	ING Short Term Bond Fund Class - I	4,057	8.0

	Total Mutual Funds
	(Cost $40,819)	41,231	81.0

	Total Investments in Securities (Cost $50,383)	$ 50,744	99.7
	Assets in Excess of Other Liabilities	139	0.3
	Net Assets	$ 50,883	100.0

Cost for federal income tax purposes is $50,397.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$693
Gross Unrealized Depreciation	(346)
Net Unrealized Appreciation	$347

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2013
Asset Table
Investments, at fair value
Affiliated Investment Companies	$9,513	$—	$—	$9,513
Affiliated Investment Companies	41,231	—	—	41,231
Total Investments, at fair value	$50,744	$—	$—	$50,744

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 25, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 25, 2013